Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 489,202,134	¥ 893,426,715	$ 128,332,718
Less: Accumulated depreciation	(265,449,689)	(295,096,805)	(42,388,004)
Impairment	(5,008,677)
Net book value	218,743,768	598,329,910	85,944,714
Construction in progress	3,645,805	16,606,595	2,385,388
Property and equipment, net	222,389,573	614,936,505	88,330,102
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	191,222,937	543,500,662	78,068,985
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	254,720,926	289,710,814	41,614,355
Furniture, Fixture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	40,771,896	57,302,434	8,230,980
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,486,375	¥ 2,912,805	$ 418,398